Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed
	CEO		Non-CEO NEOs		of $100 Investment
			Average		Based on
	Summary		Summary	Average	Total
	Compensation	Compensation	Compensation	Compensation	Shareholder	Net Income (Loss)
	Table Total (1)	Actually Paid (1)	Table Total (2)	Actually Paid (1)(2)	Return (3)	(in millions)
Year	($)	($)	($)	($)	($)	($)
2025(4)	1,457,102	1,320,602	826,337	815,537	71.43	(7.2)
2024(4)	493,654	493,654	765,743	374,493	100.00	7.4
2024(5)	449,511	449,511	—	—	—	—
2024(6)	670,622	206,010	—	—	—	—
2023(6)	926,739	503,248	282,757	113,388	—	(24.5)
(1)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below.

The following table below details these adjustments to compensation as reported in the Summary Compensation Table:

	2025	2024			2023	2025	2024	2023
	Vince J.	Vince J.	Robert C.	Darren R.	Darren R.	Average Non-	Average Non-	Average Non-
	Canino	Canino	Flexon	Jamison	Jamison	CEO NEOs	CEO NEOs	CEO NEOs
Total Compensation from Summary Compensation Table	$1,457,102	$493,654	$449,511	$670,622	$926,739	$826,337	$765,743	$282,757

Adjustment for grant date values in the Summary Compensation Table	$(46,500)	$(472,500)	$(35,869)	$(362,167)	$(362,170)	$(55,800)	$(292,590)	$(185,126)
Year-end fair value of unvested awards granted in the current year	37,500	472,500	—	—	79,225	45,000	—	83,125
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(90,000)	—	—	—	(107,040)	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	35,869	—	—	—	67,590	—
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	(37,500)	—	—	(2,888)	(33,506)	—	—	(799)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(99,557)	—	—	(166,250)	(66,569)
Total Adjustments for Equity Awards	$(136,500)	$—	$—	$(464,612)	$(423,491)	$(10,800)	$(391,250)	$(169,369)
Compensation Actually Paid (as calculated)	$1,320,602	$493,654	$449,511	$206,010	$503,248	$815,537	$374,493	$113,388

(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2025 and 2024: John J. Juric

2023: John J. Juric and Frederick S. Hencken III

(3)	Because we have less than two full years of trading data, for purposes of the requirement in Item 402(v)(2)(iv), we measure cumulative total shareholder return (“TSR”) beginning on the date of our emergence from bankruptcy. TSR is calculated using the fair value of our Common Stock as set forth in valuation reports as of March 31, 2024 and December 7, 2023.
(4)	CEO reflects Vincent J. Canino, who became President and CEO of the Company on March 11, 2024.
(5)	CEO reflects Robert C. Flexon, who was appointed Executive Chairman on August 9, 2023 and served as our Interim President and CEO of the Company from August 22, 2023 until March 10, 2024. Mr. Flexon remained Executive Chairman until March 31, 2024.
(6)	CEO reflects Darren R. Jamison, who served as our President and CEO until August 22, 2023.

Named Executive Officers, Footnote

	2025	2024			2023	2025	2024	2023
	Vince J.	Vince J.	Robert C.	Darren R.	Darren R.	Average Non-	Average Non-	Average Non-
	Canino	Canino	Flexon	Jamison	Jamison	CEO NEOs	CEO NEOs	CEO NEOs
Total Compensation from Summary Compensation Table	$1,457,102	$493,654	$449,511	$670,622	$926,739	$826,337	$765,743	$282,757

Adjustment for grant date values in the Summary Compensation Table	$(46,500)	$(472,500)	$(35,869)	$(362,167)	$(362,170)	$(55,800)	$(292,590)	$(185,126)
Year-end fair value of unvested awards granted in the current year	37,500	472,500	—	—	79,225	45,000	—	83,125
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(90,000)	—	—	—	(107,040)	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	35,869	—	—	—	67,590	—
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	(37,500)	—	—	(2,888)	(33,506)	—	—	(799)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(99,557)	—	—	(166,250)	(66,569)
Total Adjustments for Equity Awards	$(136,500)	$—	$—	$(464,612)	$(423,491)	$(10,800)	$(391,250)	$(169,369)
Compensation Actually Paid (as calculated)	$1,320,602	$493,654	$449,511	$206,010	$503,248	$815,537	$374,493	$113,388

Adjustment To PEO Compensation, Footnote
(1)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below.

The following table below details these adjustments to compensation as reported in the Summary Compensation Table:

	2025	2024			2023	2025	2024	2023
	Vince J.	Vince J.	Robert C.	Darren R.	Darren R.	Average Non-	Average Non-	Average Non-
	Canino	Canino	Flexon	Jamison	Jamison	CEO NEOs	CEO NEOs	CEO NEOs
Total Compensation from Summary Compensation Table	$1,457,102	$493,654	$449,511	$670,622	$926,739	$826,337	$765,743	$282,757

Adjustment for grant date values in the Summary Compensation Table	$(46,500)	$(472,500)	$(35,869)	$(362,167)	$(362,170)	$(55,800)	$(292,590)	$(185,126)
Year-end fair value of unvested awards granted in the current year	37,500	472,500	—	—	79,225	45,000	—	83,125
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(90,000)	—	—	—	(107,040)	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	35,869	—	—	—	67,590	—
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	(37,500)	—	—	(2,888)	(33,506)	—	—	(799)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(99,557)	—	—	(166,250)	(66,569)
Total Adjustments for Equity Awards	$(136,500)	$—	$—	$(464,612)	$(423,491)	$(10,800)	$(391,250)	$(169,369)
Compensation Actually Paid (as calculated)	$1,320,602	$493,654	$449,511	$206,010	$503,248	$815,537	$374,493	$113,388

Non-PEO NEO Average Total Compensation Amount	$ 826,337	$ 765,743	$ 282,757
Non-PEO NEO Average Compensation Actually Paid Amount	$ 815,537	374,493	113,388
Adjustment to Non-PEO NEO Compensation Footnote
(1)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below.

The following table below details these adjustments to compensation as reported in the Summary Compensation Table:

	2025	2024			2023	2025	2024	2023
	Vince J.	Vince J.	Robert C.	Darren R.	Darren R.	Average Non-	Average Non-	Average Non-
	Canino	Canino	Flexon	Jamison	Jamison	CEO NEOs	CEO NEOs	CEO NEOs
Total Compensation from Summary Compensation Table	$1,457,102	$493,654	$449,511	$670,622	$926,739	$826,337	$765,743	$282,757

Adjustment for grant date values in the Summary Compensation Table	$(46,500)	$(472,500)	$(35,869)	$(362,167)	$(362,170)	$(55,800)	$(292,590)	$(185,126)
Year-end fair value of unvested awards granted in the current year	37,500	472,500	—	—	79,225	45,000	—	83,125
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(90,000)	—	—	—	(107,040)	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	35,869	—	—	—	67,590	—
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	(37,500)	—	—	(2,888)	(33,506)	—	—	(799)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(99,557)	—	—	(166,250)	(66,569)
Total Adjustments for Equity Awards	$(136,500)	$—	$—	$(464,612)	$(423,491)	$(10,800)	$(391,250)	$(169,369)
Compensation Actually Paid (as calculated)	$1,320,602	$493,654	$449,511	$206,010	$503,248	$815,537	$374,493	$113,388

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
PEO Name	Vincent J. Canino
Vincent J. Canino
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,457,102	493,654
PEO Actually Paid Compensation Amount	1,320,602	493,654
Non-PEO NEO Average Total Compensation Amount	826,337	765,743
Non-PEO NEO Average Compensation Actually Paid Amount	815,537	374,493
Total Shareholder Return Amount	71.43	100
Net Income (Loss)	(7,200,000)	7,400,000
Robert C. Flexon
Pay vs Performance Disclosure
PEO Total Compensation Amount		449,511
PEO Actually Paid Compensation Amount		449,511
Darren R. Jamison
Pay vs Performance Disclosure
PEO Total Compensation Amount		670,622	926,739
PEO Actually Paid Compensation Amount		206,010	503,248
Non-PEO NEO Average Total Compensation Amount			282,757
Non-PEO NEO Average Compensation Actually Paid Amount			113,388
Net Income (Loss)			(24,500,000)
PEO | Vincent J. Canino | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,500)
PEO | Vincent J. Canino | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,500)	(472,500)
PEO | Vincent J. Canino | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,500	472,500
PEO | Vincent J. Canino | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,000)
PEO | Vincent J. Canino | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,500)
PEO | Robert C. Flexon | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(35,869)
PEO | Robert C. Flexon | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,869
PEO | Darren R. Jamison | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(464,612)	(423,491)
PEO | Darren R. Jamison | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(362,167)	(362,170)
PEO | Darren R. Jamison | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			79,225
PEO | Darren R. Jamison | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(107,040)
PEO | Darren R. Jamison | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,888)	(33,506)
PEO | Darren R. Jamison | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(99,557)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,800)	(391,250)	(169,369)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,800)	(292,590)	(185,126)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,000		83,125
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		67,590
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(799)
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (166,250)	$ (66,569)